Significant accounting policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) segment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Revenue	€ 48,871,000	€ 17,416,000	€ 12,871,000
Residual values	0
Borrowing costs capitalized	€ 1,989,000	€ 2,188,000
Weighted average borrowing costs (as a percent)	8.90%	9.13%
Impairment loss	€ 0
Reversal of impairment loss	€ 0	€ 0	0
Number of operating segment | segment	1
Number of reportable segment | segment	1
Optional lease payments not included in the measurement of the lease liability		12,548,000
Optional lease payments not included in the measurement of the lease liability	€ 34,201,000
Revenue from pre-launch products	€ 0	0
Buildings
Renewal term of the lease	5 years
Minimum
Renewal term of the lease	5 years
Maximum
Renewal term of the lease	10 years
Product
Revenue	€ 556,000	8,617,000	6,713,000
Product | Goods or services transferred at point in time
Revenue	€ 0	€ 0	€ 0